As filed with the Securities and Exchange Commission on November 29, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22397

IronBridge Funds, Inc.
 (Exact name of registrant as specified in charter)

One Parkview Plaza
Suite 700
Oakbrook Terrace, Illinois 60181
 (Address of principal executive offices) (Zip code)

John G. Davis
One Parkview Plaza, Suite 700
Oakbrook Terrace, Illinois 60181
 (Name and address of agent for service)

(630) 684-8300
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2013

Date of reporting period:  September 30, 2012

Item 1. Schedule of Investments.

IronBridge Small Cap Fund
Schedule of Investments
September 30, 2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 97.1%
	Aerospace & Defense - 4.1%
85,255	Esterline Technologies Corp. (a)	$4,786,216
89,013	Moog, Inc. - Class A	3,370,922
216,580	Orbital Sciences Corp. (a)	3,153,405
85,242	Triumph Group, Inc.	5,330,182
		16,640,725
	Auto Components - 0.5%
300,808	Modine Manufacturing Co. (a)	2,219,963

	Biotechnology - 1.6%
117,030	Cepheid, Inc. (a)	4,038,705
51,495	Cubist Pharmaceuticals, Inc. (a)	2,455,282
		6,493,987
	Building Products - 2.1%
81,041	A.O. Smith	4,663,099
94,271	Universal Forest Products, Inc.	3,916,018
		8,579,117
	Capital Markets - 3.7%
289,334	Fifth Street Finance Corp.	3,176,887
370,105	KKR Financial Holdings, LLC	3,719,555
134,960	Stifel Financial Corp. (a)	4,534,656
116,449	Waddell & Reed Financial, Inc. - Class A	3,816,034
		15,247,132
	Chemicals - 5.0%
114,667	Cabot Corp.	4,193,372
103,192	FMC Corp.	5,714,773
150,287	Methanex Corp.	4,289,191
29,937	Minerals Technologies, Inc.	2,123,431
17,125	NewMarket Corp.	4,220,970
		20,541,737
	Commercial Banks - 6.2%
230,002	Columbia Banking System, Inc.	4,264,237
130,357	Cullen/Frost Bankers, Inc.	7,486,403
100,030	IBERIABANK Corp.	4,581,374
607,315	National Penn Bancshares, Inc.	5,532,640
299,876	TCF Financial Corp.	3,580,519
		25,445,173
	Communications Equipment - 1.9%
131,509	Aruba Networks, Inc. (a)	2,956,980
178,672	Polycom, Inc. (a)	1,763,493
130,518	Riverbed Technology, Inc. (a)	3,037,154
		7,757,627
	Construction & Engineering - 0.6%
119,642	MasTec, Inc. (a)	2,356,947

	Consumer Finance - 0.6%
108,510	EZCORP, Inc. - Class A (a)	2,488,134

	Containers & Packaging - 1.0%
82,348	AptarGroup, Inc.	4,258,215

	Diversified Consumer Services - 1.2%
63,178	Coinstar, Inc. (a)	2,841,746
91,750	K12, Inc. (a)	1,853,350
		4,695,096
	Diversified Financial Services - 0.3%
48,179	PICO Holdings, Inc. (a)	1,099,445

	Electric Utilities - 1.8%
132,951	El Paso Electric Co.	4,553,572
36,528	ITC Holdings Corp.	2,760,786
		7,314,358
	Electrical Equipment - 1.2%
96,080	EnerSys (a)	3,390,663
180,171	GrafTech International Ltd. (a)	1,619,738
		5,010,401
	Electronic Equipment Instruments & Components - 4.6%
44,110	IPG Photonics Corp (a)	2,527,503
74,641	Littelfuse, Inc.	4,220,202
112,826	National Instruments Corp.	2,839,830
108,320	ScanSource, Inc. (a)	3,468,406
104,296	SYNNEX Corp. (a)	3,397,964
53,036	Trimble Navigation Ltd. (a)	2,527,696
		18,981,601
	Energy Equipment & Services - 3.4%
115,465	Atwood Oceanics, Inc. (a)	5,247,884
207,629	Superior Energy Services, Inc. (a)	4,260,547
106,311	Unit Corp. (a)	4,411,907
		13,920,338
	Food & Staples Retailing - 0.7%
46,482	The Fresh Market, Inc. (a)	2,787,990

	Food Products - 1.3%
93,710	Ingredion, Inc.	5,169,044

	Gas Utilities - 1.2%
149,822	UGI Corp.	4,756,848

	Health Care Equipment & Supplies - 1.9%
82,236	Hill-Rom Holdings, Inc.	2,389,778
42,491	Neogen Corp. (a)	1,814,366
59,360	Sirona Dental Systems, Inc. (a)	3,381,145
		7,585,289
	Health Care Providers & Services - 6.2%
83,730	Accretive Health, Inc. (a)	934,427
144,420	HMS Holding Corp. (a)	4,827,960
142,190	LifePoint Hospitals, Inc. (a)	6,082,888
47,570	MWI Veterinary Supply, Inc. (a)	5,074,768
286,043	Owens & Minor, Inc.	8,546,965
		25,467,008

	Health Care Technology - 0.8%
36,810	athenahealth, Inc. (a)	3,378,054

	Hotels, Restaurants & Leisure - 1.5%
3,595	Biglari Holdings, Inc. (a)	1,312,391
55,197	Buffalo Wild Wings, Inc. (a)	4,732,591
		6,044,982
	Household Durables - 1.0%
73,300	Tupperware Brands Corp.	3,928,147

	Information Technology Services - 2.1%
96,255	Jack Henry & Associates, Inc.	3,648,064
18,830	Maximus, Inc.	1,124,528
58,620	Syntel, Inc.	3,658,474
		8,431,066
	Insurance - 4.2%
20,106	Alleghany Corp. (a)	6,935,364
143,037	American Financial Group, Inc.	5,421,102
61,264	Argo Group International Holdings Ltd.	1,984,341
147,681	Stewart Information Services Corp.	2,974,295
		17,315,102
	Internet Software & Services - 0.5%
71,910	Ancestry.com, Inc. (a)	2,163,053

	Leisure Equipment & Products - 0.4%
192,374	LeapFrog Enterprises, Inc. (a)	1,735,213

	Life Sciences Tools & Services - 1.2%
162,753	Bruker Corp. (a)	2,130,437
133,562	Luminex Corp. (a)	2,596,445
		4,726,882
	Machinery - 6.4%
59,393	IDEX Corp.	2,480,846
94,122	Kennametal, Inc.	3,490,044
96,740	Lincoln Electric Holdings, Inc.	3,777,697
87,580	Robbins & Myers, Inc.	5,219,768
49,180	Snap-on, Inc.	3,534,566
45,794	Valmont Industries, Inc.	6,021,911
53,126	Westport Innovations, Inc. (a)	1,479,028
		26,003,860
	Marine - 0.4%
82,104	Matson, Inc.	1,716,795

	Metals & Mining - 1.0%
74,729	Carpenter Technology Corp.	3,909,821

	Multiline Retail - 0.7%
187,393	Fred's, Inc. - Class A	2,666,602

	Multi-Utilities - 0.8%
94,387	Black Hills Corp.	3,357,346

	Oil, Gas & Consumable Fuels - 2.9%
74,470	Berry Petroleum Co. - Class A	3,025,716
110,918	Bill Barrett Corp. (a)	2,747,439
116,312	Swift Energy Co. (a)	2,428,595
102,600	World Fuel Services Corp.	3,653,586
		11,855,336
	Pharmaceuticals - 0.6%
242,721	Nektar Therapeutics (a)	2,592,260

	Real Estate Investment Trusts - 7.3%
59,190	Alexandria Real Estate Equities, Inc.	4,351,649
193,071	Corporate Office Properties Trust	4,627,912
59,538	EastGroup Properties, Inc.	3,167,421
139,015	Mid-America Apartment Communities, Inc.	9,079,070
91,033	Potlatch Corp.	3,401,903
346,125	Redwood Trust, Inc.	5,004,968
		29,632,923
	Real Estate Management & Development- 0.6%
82,104	Alexander & Baldwin, Inc. (a)	2,424,531

	Semiconductors & Semiconductor Equipment - 2.7%
274,122	Cypress Semiconductor Corp.	2,938,588
125,099	International Rectifier Corp. (a)	2,087,902
68,370	OmniVision Technologies, Inc. (a)	954,103
117,519	Semtech Corp. (a)	2,955,603
83,630	Skyworks Solutions, Inc. (a)	1,970,741
		10,906,937
	Software - 2.8%
40,231	Informatica Corp. (a)	1,400,441
208,852	Parametric Technology Corp. (a)	4,552,974
52,670	SolarWinds, Inc. (a)	2,935,826
79,930	TIBCO Software, Inc. (a)	2,416,284
		11,305,525
	Specialty Retail - 2.4%
61,956	Cabela's, Inc. (a)	3,387,754
51,072	The Buckle, Inc.	2,320,201
42,038	Tractor Supply Co.	4,157,138
		9,865,093
	Textiles, Apparel & Luxury Goods - 2.9%
114,311	Deckers Outdoor Corp. (a)	4,188,355
84,728	Under Armour, Inc. - Class A (a)	4,730,364
69,462	Wolverine World Wide, Inc.	3,082,029
		12,000,748
	Thrifts & Mortgage Finance - 1.1%
293,124	Provident Financial Services, Inc.	4,628,428

	Trading Companies & Distributors - 1.7%
112,216	Applied Industrial Technologies, Inc.	4,649,109
57,779	GATX Corp.	2,452,141
		7,101,250
	TOTAL COMMON STOCK
	(Cost $310,216,732)	$396,506,129

SHORT-TERM INVESTMENTS - 3.3%
Money Market - 3.3%
13,510,106	STIT - Liquid Assets Portfolio	13,510,106
TOTAL SHORT-TERM INVESTMENTS
(Cost $13,510,106)	13,510,106
TOTAL INVESTMENTS - 100.4%
(Cost $323,726,838)	410,016,235
Liabilities in Excess of Other Assets - (0.4)%	(1,469,571)
TOTAL NET ASSETS - 100.0%	$408,546,664

(a) Non-Income Producing

The cost basis of investments for federal income tax purposes at September 30, 2012 was as follows*:

Cost of investments	$323,726,838
Gross unrealized appreciation	101,075,861
Gross unrealized depreciation	(14,786,464)
Net unrealized appreciation	$86,289,397

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

IronBridge SMID Cap Fund
Schedule of Investments
September 30, 2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 97.4%
	Aerospace & Defense - 1.0%
151,903	Esterline Technologies Corp. (a)	$8,527,834

	Auto Components - 1.1%
126,351	BorgWarner, Inc. (a)	8,732,118

	Biotechnology - 2.7%
79,477	Alexion Pharmaceuticals, Inc. (a)	9,092,169
235,050	Cepheid, Inc. (a)	8,111,575
109,612	Cubist Pharmaceuticals, Inc. (a)	5,226,300
		22,430,044
	Capital Markets - 3.4%
115,089	Affiliated Managers Group, Inc. (a)	14,155,947
542,289	KKR Financial Holdings, LLC	5,450,005
261,525	Waddell & Reed Financial, Inc. - Class A	8,570,174
		28,176,126
	Chemicals - 4.7%
133,689	Albemarle Corp.	7,042,736
140,772	Cabot Corp.	5,148,032
200,720	FMC Corp.	11,115,874
296,128	Methanex Corp.	8,451,493
29,158	NewMarket Corp.	7,186,864
		38,944,999
	Commercial Banks - 4.9%
168,782	City National Corp.	8,693,961
249,959	Cullen/Frost Bankers, Inc.	14,355,145
932,564	First Niagara Financial Group, Inc.	7,544,443
212,657	IBERIABANK Corp.	9,739,691
		40,333,240
	Commercial Services & Supplies - 0.9%
86,099	Stericycle, Inc. (a)	7,793,681

	Communications Equipment - 1.3%
262,236	Aruba Networks, Inc. (a)	5,896,376
213,730	Riverbed Technology, Inc. (a)	4,973,497
		10,869,873
	Containers & Packaging - 2.0%
263,175	Crown Holdings, Inc. (a)	9,671,681
94,050	Rock-Tenn Co. - Class A	6,788,529
		16,460,210
	Diversified Consumer Services - 0.7%
128,090	Coinstar, Inc. (a)	5,761,488

	Electric Utilities - 1.2%
132,685	ITC Holdings Corp.	10,028,332

	Electrical Equipment - 3.3%
236,987	AMETEK, Inc.	8,401,189
180,061	EnerSys (a)	6,354,352
416,411	GrafTech International Ltd. (a)	3,743,535
126,510	Regal-Beloit Corp.	8,916,425
		27,415,501
	Electronic Equipment Instruments & Components - 5.4%
186,825	Amphenol Corp. - Class A	11,000,256
287,235	Avnet, Inc. (a)	8,355,666
202,975	FEI Co.	10,859,163
350,699	Jabil Circuit, Inc.	6,565,085
171,536	Trimble Navigation Ltd. (a)	8,175,406
		44,955,576
	Energy Equipment & Services - 3.6%
179,054	Atwood Oceanics, Inc. (a)	8,138,005
181,948	Helmerich & Payne, Inc.	8,662,544
164,044	Oil States International, Inc. (a)	13,034,936
		29,835,485
	Food Products - 2.5%
189,315	Ingredion, Inc.	10,442,615
114,978	The J.M. Smucker Company	9,926,051
		20,368,666
	Gas Utilities - 3.2%
645,084	Questar Corp.	13,114,558
420,766	UGI Corp.	13,359,320
		26,473,878
	Health Care Equipment & Supplies - 1.7%
202,385	ResMed, Inc.	8,190,521
97,606	Sirona Dental Systems, Inc. (a)	5,559,638
		13,750,159
	Health Care Providers & Services - 3.2%
147,108	Accretive Health, Inc. (a)	1,641,725
140,747	Coventry Health Care, Inc.	5,867,742
256,168	Owens & Minor, Inc.	7,654,300
241,566	Universal Healthcare Services, Inc. - Class B	11,046,813
		26,210,580
	Health Care Technology - 0.6%
66,843	Cerner Corp. (a)	5,174,317

	Hotels, Restaurants & Leisure - 2.3%
238,423	Darden Restaurants, Inc.	13,292,082
33,962	Panera Bread Co. - Class A (a)	5,803,766
		19,095,848
	Household Durables - 3.0%
191,610	Leggett & Platt, Inc.	4,799,831
11,179	NVR, Inc. (a)	9,440,666
192,599	Tupperware Brands Corp.	10,321,380
		24,561,877
	Information Technology Services - 2.1%
85,540	MAXIMUS, Inc.	5,108,449
116,213	Syntel, Inc.	7,252,853
61,424	Teradata Corp. (a)	4,631,984
		16,993,286

	Insurance - 4.3%
29,087	Alleghany Corp. (a)	10,033,270
259,525	American Financial Group, Inc.	9,835,997
22,520	Markel Corp. (a)	10,325,195
80,764	RLI Corp.	5,383,728
		35,578,190
	Internet Software & Services - 1.2%
95,854	Ancestry.com, Inc. (a)	2,883,289
124,367	Open Text Corp. (a)	6,857,596
		9,740,885
	Life Sciences Tools & Services - 1.3%
109,108	Illumina, Inc. (a)	5,259,006
285,709	Luminex Corp. (a)	5,554,183
		10,813,189
	Machinery - 5.2%
233,250	Dover Corp.	13,876,042
134,265	Gardner Denver, Inc.	8,110,949
190,469	Kennametal, Inc.	7,062,591
117,287	Nordson Corp.	6,875,364
200,410	Timken Co.	7,447,236
		43,372,182
	Marine - 0.4%
171,794	Matson, Inc.	3,592,213

	Metals & Mining - 1.8%
114,921	Compass Minerals International, Inc.	8,571,957
118,760	Reliance Steel & Aluminum Co.	6,217,086
		14,789,043
	Multi-Utilities - 1.7%
260,558	OGE Energy Corp.	14,450,547

	Oil, Gas & Consumable Fuels - 2.6%
188,647	Bill Barrett Corp. (a)	4,672,786
190,617	QEP Resources, Inc.	6,034,934
232,125	Whiting Petroleum Corp. (a)	10,998,083
		21,705,803
	Paper & Forest Products - 1.4%
141,108	Buckeye Technologies, Inc.	4,523,922
547,818	Louisiana-Pacific Corp. (a)	6,847,725
		11,371,647
	Personal Products - 0.5%
80,674	Herbalife Ltd.	3,823,948

	Pharmaceuticals - 0.6%
46,016	Perrigo Co.	5,345,679

	Real Estate Investment Trusts - 6.3%
106,149	Digital Realty Trust, Inc.	7,414,508
103,054	Essex Property Trust, Inc.	15,276,725
129,622	Federal Realty Investment Trust	13,649,197
316,301	Rayonier, Inc.	15,501,912
		51,842,342
	Real Estate Management & Development- 0.6%
171,794	Alexander & Baldwin, Inc. (a)	5,073,077

	Road & Rail - 1.0%
122,054	Genesee & Wyoming, Inc. (a)	8,160,530

	Semiconductor & Semiconductor Equipment - 2.1%
658,718	Cypress Semiconductor Corp. (a)	7,061,457
382,121	Maxim Integrated Products, Inc.	10,172,061
		17,233,518
	Software - 3.3%
51,655	ANSYS, Inc. (a)	3,791,477
63,704	FactSet Research Systems, Inc.	6,142,340
102,483	Informatica Corp. (a)	3,567,433
117,968	Red Hat, Inc. (a)	6,717,098
237,422	TIBCO Software, Inc. (a)	7,177,267
		27,395,615
	Specialty Retail - 1.7%
159,368	Cabela's, Inc. (a)	8,714,242
57,810	Tractor Supply Co.	5,716,831
		14,431,073
	Textiles, Apparel & Luxury Goods - 4.3%
159,492	Deckers Outdoor Corp. (a)	5,843,787
92,652	Lululemon Athletica, Inc. (a)	6,850,689
76,105	PVH Corp.	7,132,561
167,069	Under Armour, Inc. - Class A (a)	9,327,462
140,044	Wolverine World Wide, Inc.	6,213,752
		35,368,251
	Thrifts & Mortgage Finance - 1.2%
411,955	Northwest Bancshares, Inc.	5,038,209
311,030	Provident Financial Services, Inc.	4,911,164
		9,949,373
	Trading Companies & Distributors - 1.1%
206,918	GATX Corp.	8,781,600

	TOTAL COMMON STOCK
	(Cost $663,242,110)	$805,711,823

SHORT-TERM INVESTMENTS - 2.5%
Money Market - 2.5%
20,756,822	STIT - Liquid Assets Portfolio	20,756,822
TOTAL SHORT-TERM INVESTMENTS
(Cost $20,756,822)	20,756,822
TOTAL INVESTMENTS - 99.9%
(Cost $683,998,932)	826,468,645
Other Assets in Excess of Liabilities - 0.1%	927,864
TOTAL NET ASSETS - 100.0%	$827,396,509

(a) Non-Income Producing

The cost basis of investments for federal income tax purposes at September 30, 2012 was as follows*:

Cost of investments	683,998,932
Gross unrealized appreciation	162,006,181
Gross unrealized depreciation	(19,536,468)
Net unrealized appreciation	142,469,713

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

IronBridge Global Fund
Schedule of Investments
September 30, 2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 97.4%
	Belgium - 2.1%
4,360	Anheuser-Busch InBev NV	$370,738

	Canada - 8.2%
3,435	Barrick Gold Corp.	143,446
10,753	Brookfield Asset Management, Inc. - Class A	371,085
1,836	Lululemon Athletica, Inc. (a)	135,754
5,414	Potash Corp. of Saskatchewan, Inc.	235,076
390	TELUS Corp.	24,600
5,020	Telus Corp. Non Vote	314,037
2,629	The Toronto-Dominion Bank	219,257
		1,443,255
	Finland - 0.7%
6,355	Fortum Oyj	117,026

	France - 3.9%
1,853	Cie Generale d'Optique Essilor International SA	173,518
1,800	LVMH Moet Hennessy Louis Vuitton SA	270,631
3,945	Schneider Electric SA	233,477
		677,626
	Germany - 6.5%
3,056	BASF SE	257,815
5,361	Bayer AG	460,401
2,469	Linde AG	425,154
		1,143,370
	Ireland - 1.4%
8,312	Shire PLC	243,480

	Japan - 7.6%
10,600	Bridgestone Corp.	245,848
64,500	Hitachi Ltd.	358,701
14,200	Seven & I Holdings Co. Ltd.	436,153
1,800	SMC Corp.	290,159
		1,330,861
	Sweden - 2.0%
9,194	Svenska Handelsbanken AB - Class A	344,453

	Switzerland - 5.8%
11,977	Nestle SA	755,169
1,430	Roche Holding AG	267,146
		1,022,315
	United Kingdom - 6.8%
10,218	BHP Billiton PLC	317,626
35,320	Centrica PLC	186,960
43,434	HSBC Holdings PLC	402,098
66,559	Kingfisher PLC	283,962
		1,190,646

	United States - 52.4%
1,094	Amazon.com, Inc. (a)	278,226
1,134	Apple, Inc.	756,673
3,263	BorgWarner, Inc. (a)	225,506
6,256	Chubb Corp.	477,208
4,916	Costco Wholesale Corp.	492,215
4,995	Dover Corp.	297,153
13,500	EMC Corp. (a)	368,145
7,486	Exxon Mobil Corp.	684,595
480	Google, Inc. - Class A (a)	362,160
3,535	Helmerich & Payne, Inc.	168,301
7,145	JPMorgan Chase & Co.	289,230
5,339	McKesson Corp.	459,314
17,590	Microsoft Corp.	523,830
3,908	National Oilwell Varco, Inc.	313,070
5,873	Occidental Petroleum Corp.	505,430
4,805	OGE Energy Corp.	266,485
1,940	Precision Castparts Corp.	316,880
3,894	QUALCOMM, Inc.	243,336
5,073	Stanley Black & Decker, Inc.	386,816
4,567	Stericycle, Inc. (a)	413,405
5,487	T. Rowe Price Group, Inc.	347,327
5,150	The Walt Disney Co.	269,242
2,463	Union Pacific Corp.	292,358
12,611	Wells Fargo & Co.	435,458
		9,172,363
	TOTAL COMMON STOCK
	(Cost $14,561,737)	$17,056,133

	SHORT-TERM INVESTMENTS - 2.3%
	Money Market - 2.3%
397,202	STIT - Liquid Assets Portfolio	397,202
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $397,202)	397,202
	TOTAL INVESTMENTS - 99.7%
	(Cost $14,958,939)	17,453,335
	Other Assets In Excess of Liabilities - 0.3%	58,827
	TOTAL NET ASSETS - 100.0%	$17,512,162

(a) Non-Income Producing

The cost basis of investments for federal income tax purposes at September 30, 2012 was as follows*:

Cost of investments		$14,958,939
Gross unrealized appreciation		2,869,068
Gross unrealized depreciation		(374,672)
Net unrealized appreciation		$2,494,396

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

IronBridge Skyline Fund
Schedule of Investments
September 30, 2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 97.3%
	Aerospace & Defense - 1.1%
14,204	Esterline Technologies Corp. (a)	$797,413

	Auto Components - 0.8%
9,165	BorgWarner, Inc. (a)	633,393

	Biotechnology - 2.6%
6,802	Alexion Pharmaceuticals, Inc. (a)	778,149
21,265	Cepheid, Inc. (a)	733,855
9,411	Cubist Pharmaceuticals, Inc. (a)	448,716
		1,960,720
	Capital Markets - 3.3%
10,652	Affiliated Managers Group, Inc. (a)	1,310,196
48,709	KKR Financial Holdings LLC	489,525
19,474	Waddell & Reed Financial, Inc. - Class A	638,163
		2,437,884
	Chemicals - 4.9%
10,288	Albemarle Corp.	541,972
15,561	Cabot Corp.	569,066
19,054	FMC Corp.	1,055,210
26,236	Methanex Corp.	748,775
2,972	NewMarket Corp.	732,539
		3,647,562
	Commercial Banks - 4.9%
14,629	City National Corp.	753,540
23,050	Cullen/Frost Bankers, Inc.	1,323,762
95,544	First Niagara Financial Group, Inc.	772,951
18,398	IBERIABANK Corp.	842,628
		3,692,881
	Commercial Services & Supplies - 0.9%
7,705	Stericycle, Inc. (a)	697,457

	Communications Equipment - 1.4%
21,297	Aruba Networks, Inc. (a)	478,863
23,240	Riverbed Technology, Inc. (a)	540,795
		1,019,658
	Containers & Packaging - 2.0%
22,976	Crown Holdings, Inc. (a)	844,368
8,712	Rock-Tenn Co. - Class A	628,832
		1,473,200
	Diversified Consumer Services - 0.7%
11,530	Coinstar, Inc. (a)	518,619

	Electric Utilities - 1.3%
12,973	ITC Holdings Corp.	980,499

	Electrical Equipment - 3.1%
21,406	AMETEK, Inc.	758,843
17,280	EnerSys (a)	609,811
32,891	GrafTech International Ltd. (a)	295,690
9,838	Regal-Beloit Corp.	693,382
		2,357,726
	Electronic Equipment Instruments & Components - 5.4%
16,638	Amphenol Corp. - Class A	979,645
26,569	Avnet, Inc. (a)	772,892
17,436	FEI Co.	932,826
32,274	Jabil Circuit, Inc.	604,169
15,222	Trimble Navigation Ltd. (a)	725,481
		4,015,013
	Energy Equipment & Services - 3.2%
15,973	Atwood Oceanics, Inc. (a)	725,972
13,429	Helmerich & Payne, Inc.	639,355
12,728	Oil States International, Inc. (a)	1,011,367
		2,376,694
	Food Products - 2.5%
17,047	Ingredion, Inc.	940,313
10,480	The J.M. Smucker Company	904,738
		1,845,051
	Gas Utilities - 2.9%
47,948	Questar Corp.	974,783
36,938	UGI Corp.	1,172,782
		2,147,565
	Health Care Equipment & Supplies - 1.8%
17,950	ResMed, Inc.	726,437
11,175	Sirona Dental Systems, Inc. (a)	636,528
		1,362,965
	Health Care Providers & Services - 3.1%
18,380	Accretive Health, Inc. (a)	205,121
8,946	Coventry Health Care, Inc.	372,959
24,760	Owens & Minor, Inc.	739,829
21,708	Universal Healthcare Services, Inc. - Class B	992,707
		2,310,616
	Health Care Technology - 0.6%
6,249	Cerner Corp. (a)	483,735

	Hotels, Restaurants & Leisure - 2.0%
18,224	Darden Restaurants, Inc.	1,015,988
3,015	Panera Bread Co. - Class A (a)	515,233
		1,531,221
	Household Durables - 3.1%
20,978	Leggett & Platt, Inc.	525,499
1,091	NVR, Inc. (a)	921,350
16,535	Tupperware Brands Corp.	886,111
		2,332,960

	Information Technology Services - 2.1%
7,660	MAXIMUS, Inc.	457,455
10,857	Syntel, Inc.	677,585
5,510	Teradata Corp. (a)	415,509
		1,550,549
	Insurance - 4.4%
2,513	Alleghany Corp. (a)	866,834
24,094	American Financial Group, Inc.	913,163
2,228	Markel Corp. (a)	1,021,515
7,451	RLI Corp.	496,684
		3,298,196
	Internet Software & Services - 1.2%
9,445	Ancestry.com, Inc. (a)	284,106
11,685	Open Text Corp. (a)	644,311
		928,417
	Life Sciences Tools & Services - 1.3%
10,011	Illumina, Inc. (a)	482,530
24,443	Luminex Corp. (a)	475,172
		957,702
	Machinery - 5.3%
19,144	Dover Corp.	1,138,877
12,544	Gardner Denver, Inc.	757,783
17,903	Kennametal, Inc.	663,843
12,354	Nordson Corp.	724,191
17,550	Timken Co.	652,158
		3,936,852
	Marine - 0.5%
19,201	Matson, Inc.	401,493

	Metals & Mining - 1.9%
10,640	Compass Minerals International, Inc.	793,638
11,551	Reliance Steel & Aluminum Co.	604,695
		1,398,333
	Multi-Utilities - 1.6%
21,223	OGE Energy Corp.	1,177,027

	Oil, Gas & Consumable Fuels - 2.5%
13,608	Bill Barrett Corp. (a)	337,070
16,598	QEP Resources, Inc.	525,493
20,819	Whiting Petroleum Corp. (a)	986,404
		1,848,967
	Paper & Forest Products - 1.7%
17,069	Buckeye Technologies, Inc.	547,232
56,239	Louisiana-Pacific Corp. (a)	702,988
		1,250,220
	Personal Products - 0.5%
7,490	Herbalife Ltd.	355,026

	Pharmaceuticals - 0.8%
5,160	Perrigo Co.	599,437

	Real Estate Investment Trusts - 6.4%
10,852	Digital Realty Trust, Inc.	758,012
10,065	Essex Property Trust, Inc.	1,492,035
11,709	Federal Realty Investment Trust	1,232,958
25,986	Rayonier, Inc.	1,273,574
		4,756,579
	Real Estate Management & Development- 0.7%
19,201	Alexander & Baldwin, Inc.	567,006

	Road & Rail - 1.0%
10,699	Genesee & Wyoming, Inc. (a)	715,335

	Semiconductors & Semiconductor Equipment - 2.0%
59,690	Cypress Semiconductor Corp.	639,877
32,730	Maxim Integrated Products, Inc.	871,272
		1,511,149
	Software - 3.2%
4,660	ANSYS, Inc. (a)	342,044
6,225	FactSet Research Systems, Inc.	600,215
7,618	Informatica Corp. (a)	265,183
10,105	Red Hat, Inc. (a)	575,379
20,705	TIBCO Software, Inc. (a)	625,911
		2,408,732
	Specialty Retail - 1.8%
14,680	Cabela's, Inc. (a)	802,703
5,220	Tractor Supply Co.	516,206
		1,318,909
	Textiles, Apparel & Luxury Goods - 4.4%
14,390	Deckers Outdoor Corp. (a)	527,250
7,433	Lululemon Athletica, Inc. (a)	549,596
9,135	PVH Corp.	856,132
15,134	Under Armour, Inc. - Class A (a)	844,931
12,682	Wolverine World Wide, Inc.	562,700
		3,340,609
	Thrifts & Mortgage Finance - 1.2%
36,940	Northwest Bancshares, Inc.	451,776
28,330	Provident Financial Services, Inc.	447,331
		899,107
	Trading Companies & Distributors - 1.2%
20,638	GATX Corp.	875,877

	TOTAL COMMON STOCK
	(Cost $67,788,627)	$72,718,354

	SHORT-TERM INVESTMENTS - 2.5%
	Money Market - 2.5%
1,859,951	STIT - Liquid Assets Portfolio	1,859,951
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,859,951)	1,859,951
	TOTAL INVESTMENTS - 99.8%
	(Cost $69,648,578)	74,578,305
	Other Assets in Excess of Liabilities - 0.2%	115,466
	TOTAL NET ASSETS - 100.0%	$74,693,771

(a) Non-Income Producing

The cost basis of investments for federal income tax purposes at September 30, 2012 was as follows*:

Cost of investments	$69,648,578
Gross unrealized appreciation	8,763,293
Gross unrealized depreciation	(3,833,566)
Net unrealized appreciation	$4,929,727

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

IronBridge Horizon Fund
Schedule of Investments
September 30, 2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 97.4%
	Aerospace & Defense - 4.2%
21,192	Esterline Technologies Corp. (a)	$1,189,719
25,625	Moog, Inc. - Class A (a)	970,419
54,674	Orbital Sciences Corp. (a)	796,053
21,490	Triumph Group, Inc.	1,343,771
		4,299,962
	Auto Components - 0.6%
75,424	Modine Manufacturing Co. (a)	556,629

	Biotechnology - 1.6%
29,292	Cepheid, Inc. (a)	1,010,867
12,756	Cubist Pharmaceuticals, Inc. (a)	608,206
		1,619,073
	Building Products - 2.0%
18,766	A.O. Smith Corp.	1,079,795
24,296	Universal Forest Products, Inc.	1,009,256
		2,089,051
	Capital Markets - 3.7%
70,712	Fifth Street Finance Corp.	776,418
91,660	KKR Financial Holdings LLC	921,183
34,086	Stifel Financial Corp. (a)	1,145,290
28,564	Waddell & Reed Financial, Inc. - Class A	936,042
		3,778,933
	Chemicals - 4.9%
25,588	Cabot Corp.	935,753
25,128	FMC Corp.	1,391,588
37,561	Methanex Corp.	1,071,991
7,486	Minerals Technologies, Inc.	530,982
4,291	NewMarket Corp.	1,057,646
		4,987,960
	Commercial Banks - 6.3%
63,174	Columbia Banking System, Inc.	1,171,246
32,651	Cullen/Frost Bankers, Inc.	1,875,147
25,584	IBERIABANK Corp.	1,171,747
151,183	National Penn Bancshares, Inc.	1,377,277
74,504	TCF Financial Corp.	889,578
		6,484,995
	Communications Equipment - 1.9%
32,148	Aruba Networks, Inc. (a)	722,848
42,012	Polycom, Inc. (a)	414,658
32,476	Riverbed Technology, Inc. (a)	755,717
		1,893,223
	Construction & Engineering - 0.6%
31,068	MasTec, Inc. (a)	612,040

	Consumer Finance - 0.6%
26,960	EZCORP, Inc. - Class A (a)	618,193

	Containers & Packaging - 1.1%
22,240	AptarGroup, Inc.	1,150,030

	Diversified Consumer Services - 1.2%
15,825	Coinstar, Inc. (a)	711,809
25,826	K12, Inc. (a)	521,685
		1,233,494
	Diversified Financial Services - 0.3%
11,655	PICO Holdings, Inc. (a)	265,967

	Electric Utilities - 1.8%
34,110	El Paso Electric Co.	1,168,267
8,410	ITC Holdings Corp.	635,628
		1,803,895
	Electrical Equipment - 1.2%
22,230	EnerSys (a)	784,496
44,847	GrafTech International Ltd. (a)	403,175
		1,187,671
	Electronic Equipment Instruments & Components - 4.4%
11,028	IPG Photonics Corp (a)	631,904
17,417	Littelfuse, Inc.	984,758
25,489	National Instruments Corp.	641,558
25,743	ScanSource, Inc. (a)	824,291
25,842	SYNNEX Corp. (a)	841,932
12,681	Trimble Navigation Ltd. (a)	604,376
		4,528,819
	Energy Equipment & Services - 3.4%
29,785	Atwood Oceanics, Inc. (a)	1,353,729
48,408	Superior Energy Services, Inc. (a)	993,332
28,298	Unit Corp. (a)	1,174,367
		3,521,428
	Food & Staples Retailing - 0.7%
11,361	The Fresh Market, Inc. (a)	681,433

	Food Products - 1.3%
23,471	Ingredion, Inc.	1,294,660

	Gas Utilities - 1.3%
43,038	UGI Corp.	1,366,457

	Health Care Equipment & Supplies - 1.9%
19,204	Hill-Rom Holdings, Inc.	558,068
13,278	Neogen Corp. (a)	566,971
14,783	Sirona Dental Systems, Inc. (a)	842,040
		1,967,079
	Health Care Providers & Services - 6.3%
26,430	Accretive Health, Inc. (a)	294,959
37,590	HMS Holding Corp. (a)	1,256,634
36,166	LifePoint Hospitals, Inc. (a)	1,547,182
11,263	MWI Veterinary Supply, Inc. (a)	1,201,537
71,249	Owens & Minor, Inc.	2,128,921
		6,429,233

	Health Care Technology - 0.8%
9,212	athenahealth, Inc. (a)	845,385

	Hotels, Restaurants & Leisure - 1.5%
890	Biglari Holdings, Inc. (a)	324,903
14,130	Buffalo Wild Wings, Inc. (a)	1,211,506
		1,536,409
	Household Durables - 0.9%
17,913	Tupperware Brands Corp.	959,958

	Information Technology Services - 2.0%
23,838	Jack Henry & Associates, Inc.	903,461
4,710	MAXIMUS, Inc.	281,281
14,090	Syntel, Inc.	879,357
		2,064,099
	Insurance - 4.6%
5,834	Alleghany Corp. (a)	2,012,380
34,607	American Financial Group, Inc.	1,311,605
13,980	Argo Group International Holdings Ltd.	452,812
43,050	Stewart Information Services Corp.	867,027
		4,643,824
	Internet Software & Services - 0.5%
17,290	Ancestry.com, Inc. (a)	520,083

	Leisure Equipment & Products - 0.7%
80,564	LeapFrog Enterprises, Inc. (a)	726,687

	Life Sciences Tools & Services - 1.2%
40,732	Bruker Corp. (a)	533,182
33,800	Luminex Corp. (a)	657,072
		1,190,254
	Machinery - 6.1%
14,743	IDEX Corp.	615,815
20,482	Kennametal, Inc.	759,473
24,226	Lincoln Electric Holdings, Inc.	946,025
20,640	Robbins & Myers, Inc.	1,230,144
13,160	Snap-on, Inc.	945,809
10,685	Valmont Industries, Inc.	1,405,078
13,057	Westport Innovations, Inc. (a)	363,507
		6,265,851
	Marine - 0.5%
22,060	Matson, Inc.	461,275

	Metals & Mining - 1.0%
19,729	Carpenter Technology Corp.	1,032,221

	Multiline Retail - 0.6%
46,171	Fred's, Inc. - Class A	657,013

	Multi-Utilities - 0.8%
22,692	Black Hills Corp.	807,154

	Oil, Gas & Consumable Fuels - 3.0%
18,630	Berry Petroleum Co. - Class A	756,936
27,747	Bill Barrett Corp. (a)	687,293
33,329	Swift Energy Co. (a)	695,910
27,256	World Fuel Services Corp.	970,586
		3,110,725
	Pharmaceuticals - 0.6%
54,833	Nektar Therapeutics (a)	585,616

	Real Estate Investment Trusts - 7.0%
14,575	Alexandria Real Estate Equities, Inc.	1,071,554
47,428	Corporate Office Properties Trust	1,136,849
14,860	EastGroup Properties, Inc.	790,552
34,643	Mid-America Apartment Communities, Inc.	2,262,534
20,366	Potlatch Corp.	761,077
81,811	Redwood Trust, Inc.	1,182,987
		7,205,553
	Real Estate Management & Development- 0.6%
22,060	Alexander & Baldwin, Inc. (a)	651,432

	Semiconductors & Semiconductor Equipment - 2.9%
81,833	Cypress Semiconductor Corp.	877,249
30,894	International Rectifier Corp. (a)	515,621
25,870	OmniVision Technologies, Inc. (a)	361,016
29,447	Semtech Corp. (a)	740,592
21,044	Skyworks Solutions, Inc. (a)	495,902
		2,990,380
	Software - 2.8%
10,123	Informatica Corp. (a)	352,382
52,272	Parametric Technology Corp. (a)	1,139,529
13,130	SolarWinds, Inc. (a)	731,866
19,560	TIBCO Software, Inc. (a)	591,299
		2,815,076
	Specialty Retail - 2.4%
15,580	Cabela's, Inc. (a)	851,914
13,196	The Buckle, Inc.	599,494
10,562	Tractor Supply Co.	1,044,477
		2,495,885
	Textiles, Apparel & Luxury Goods - 2.9%
28,583	Deckers Outdoor Corp. (a)	1,047,281
21,072	Under Armour, Inc. - Class A (a)	1,176,449
17,453	Wolverine World Wide, Inc.	774,390
		2,998,120
	Thrifts & Mortgage Finance - 1.1%
72,998	Provident Financial Services, Inc.	1,152,638

	Trading Companies & Distributors - 1.7%
27,823	Applied Industrial Technologies, Inc.	1,152,707
13,488	GATX Corp.	572,431
		1,725,138
	TOTAL COMMON STOCKS
	(Cost $95,860,322)	$99,811,001

SHORT-TERM INVESTMENTS - 2.8%
Money Market - 2.8%
2,920,818	STIT- Liquid Assets Portfolio	2,920,818
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,920,818)	2,920,818
TOTAL INVESTMENTS - 100.3%
(Cost $98,781,140)	102,731,819
Liabilities in Excess of Other Assets - (0.3)%	(345,765)
TOTAL NET ASSETS - 100.0%	$102,386,054

(a) Non-Income Producing

The cost basis of investments for federal income tax purposes at September 30, 2012 was as follows*:

Cost of investments	$98,781,140
Gross unrealized appreciation	12,531,488
Gross unrealized depreciation	(8,580,809)
Net unrealized appreciation	$3,950,679

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

IronBridge Large Cap Fund
Schedule of Investments
September 30, 2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 96.8%
	Aerospace & Defense - 1.5%
1,218	Precision Castparts Corp.	$198,948

	Auto Components - 1.1%
5,315	Johnson Controls, Inc.	145,631

	Beverage - 2.2%
7,625	The Coca-Cola Co.	289,216

	Biotechnology - 2.3%
1,125	Alexion Pharmaceuticals, Inc. (a)	128,700
2,170	Celgene Corp. (a)	165,788
		294,488
	Capital Markets - 2.8%
3,125	T. Rowe Price Group, Inc.	197,813
1,459	The Goldman Sachs Group, Inc.	165,859
		363,672
	Chemicals - 2.5%
1,260	Agrium, Inc.	130,360
3,540	FMC Corp.	196,045
		326,405
	Commerical Banks - 2.3%
8,725	Wells Fargo & Co.	301,274

	Communications Equipment - 1.7%
3,510	QUALCOMM, Inc.	219,340

	Computer & Peripherals - 6.6%
920	Apple, Inc.	613,878
6,250	EMC Corp. (a)	170,438
2,180	NetApp, Inc. (a)	71,678
		855,994
	Consumer Finance - 1.4%
3,145	Capital One Financial Corp.	179,296

	Diversified Financial Services - 2.7%
8,590	JPMorgan Chase & Co.	347,723

	Diversified Telecommunication - 2.5%
7,175	Verizon Communications, Inc.	326,965

	Electrical Equipment - 1.2%
1,395	Roper Industries, Inc.	153,297

	Energy Equipment & Services - 2.7%
2,078	National Oilwell Varco, Inc.	166,469
2,625	Schlumberger Ltd	189,866
		356,335
	Food & Staples Retailing - 4.7%
3,210	Costco Wholesale Corp.	321,402
3,890	Wal-Mart Stores, Inc.	287,082
		608,484
	Food Products - 1.6%
7,365	Hormel Foods Corp.	215,353

	Gas Utilities - 1.4%
5,630	UGI Corp.	178,753

	Health Care Equipment & Supplies - 1.6%
173	Intuitive Surgical, Inc. (a)	85,744
2,845	St. Jude Medical, Inc.	119,860
		205,604
	Health Care Providers & Services - 2.1%
3,180	McKesson Corp.	273,575

	Health Care Technology - 1.0%
1,655	Cerner Corp. (a)	128,114

	Hotels, Restaurants & Leisure - 2.8%
4,428	Carnival Corp.	161,356
2,270	McDonald's Corp.	208,273
		369,629
	Household Products - 1.3%
1,540	Colgate-Palmolive Co.	165,119

	Independent Power Producers & Energy Traders - 1.0%
12,400	The AES Corp.	136,028

	Industrial Conglomerates - 2.1%
4,891	Danaher Corp.	269,739

	Information Technology Services - 1.5%
2,845	Cognizant Technology Solutions Corp. - Class A (a)	198,922

	Insurance - 3.8%
3,875	The Chubb Corp.	295,585
444	Markel Corp. (a)	203,570
		499,155
	Internet Software & Services - 3.8%
794	Amazon.com, Inc. (a)	201,930
384	Google, Inc. - Class A (a)	289,728
		491,658
	Life Sciences Tools & Services - 0.6%
1,715	Illumina, Inc. (a)	82,663

	Machinery - 4.5%
3,655	Dover Corp.	217,436
2,250	Gardner Denver, Inc.	135,923
4,005	Illinois Tool Works, Inc.	238,176
		591,535
	Media - 2.6%
6,485	The Walt Disney Co.	339,036

	Metals & Mining - 0.9%
3,260	Nucor Corp.	124,728

	Oil, Gas & Consumable Fuels - 7.8%
1,495	Apache Corp.	129,273
3,935	Chevron Corp.	458,663
3,465	Occidental Petroleum Corp.	298,197
4,210	QEP Resources, Inc.	133,289
		1,019,422
	Pharmaceuticals - 4.2%
2,180	Allergan, Inc.	199,644
7,690	Merck & Co, Inc.	346,818
		546,462
	Real Estate Investment Trusts - 3.0%
1,385	AvalonBay Communities, Inc.	188,346
4,164	Rayonier, Inc.	204,078
		392,424
	Road & Rail - 1.3%
1,395	Union Pacific Corp.	165,587

	Semiconductors & Semiconductor Equipment - 1.6%
3,775	Altera Corp.	128,293
7,705	Cypress Semiconductor Corp.	82,598
		210,891
	Software - 4.6%
1,550	Citrix Systems, Inc. (a)	118,684
8,630	Microsoft Corp.	257,001
7,295	Oracle Corp.	229,720
		605,405
	Specialty Retail - 1.6%
6,835	Lowe's Cos., Inc.	206,690

	Textiles, Apparel & Luxury Goods - 1.9%
2,070	Coach, Inc.	115,961
820	VF Corp.	130,676
		246,637
	TOTAL COMMON STOCKS
	(Cost $12,175,628)	$12,630,197

SHORT-TERM INVESTMENTS - 4.0%
Money Market - 4.0%
516,348	STIT Liquid Assets Portfolio	516,348
TOTAL SHORT-TERM INVESTMENTS
(Cost $516,348)	516,348
TOTAL INVESTMENTS - 100.8%
(Cost $12,691,976)	13,146,545
Liabilities in Excess of Other Assets - (0.8)%	(108,907)
TOTAL NET ASSETS - 100.0%	13,037,638

(a) Non-Income Producing.

The cost basis of investments for federal income tax purposes at September 30, 2012 was as follows*:

Cost of investments	$12,691,976
Gross unrealized appreciation	720,890
Gross unrealized depreciation	(266,321)
Net unrealized appreciation	$454,569

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

Investment Valuation

Equity securities for which market quotations are readily available are valued at the last reported sale price on the national securities exchange on which such securities are primarily traded. Equity securities for which there were no transactions on a given day or securities not listed on a national securities exchange are valued at the most recent sale price. Equity securities that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). Shares of underlying mutual funds are valued at their respective NAVs. Securities that are primarily traded on foreign exchanges generally are valued at the last sale price of such securities on their respective exchange. In certain countries, market maker prices, usually the mean between the bid and ask prices, are used. In certain circumstances, such as when a significant event occurs in a foreign market so that the last sale price no longer reflects actual value, the fair value of these securities may be determined using fair valuation procedures approved by the Board of Directors. The Directors have retained an independent fair value pricing service to assist in valuing foreign securities held by the IronBridge Global Fund. The pricing service monitors the market daily for significant movement and systematically applies a fair value adjustment factor to foreign securities when a tolerance trigger is met. In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates market value. Securities maturing within 60 days or less when purchased are valued by the amortized cost method. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by ICM pursuant to guidelines established by the Board of Directors.

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund's investments and are summarized in the following fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark security indices).

Level 3 - Significant unobservable inputs (including the Funds' own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

There were no significant transfer into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2012:

IronBridge Small Cap Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stocks*	$366,873,206	$-	$-	$366,873,206
Real Estate Investment Trusts	29,632,923	-	-	29,632,923
Total Equity	396,506,129	-	-	396,506,129

Short-Term Investments	13,510,106	-	-	13,510,106
Total Investments in Securities	$410,016,235	$-	$-	$410,016,235

IronBridge SMID Cap Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stocks*	$753,869,481	$-	$-	$753,869,481
Real Estate Investment Trusts	51,842,342	-	-	51,842,342
Total Equity	805,711,823	-	-	805,711,823

Short-Term Investments	20,756,822	-	-	20,756,822
Total Investments in Securities	$826,468,645	$-	$-	$826,468,645

IronBridge Global Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stocks*	$17,056,133	$-	$-	$17,056,133
Total Equity	17,056,133	-	-	17,056,133

Short-Term Investments	397,202	-	-	397,202
Total Investments in Securities	$17,453,335	$-	$-	$17,453,335

IronBridge Skyline Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stocks*	$67,961,775	$-	$-	$67,961,775
Real Estate Investment Trusts	4,756,579	-	-	4,756,579
Total Equity	72,718,354	-	-	72,718,354

Short-Term Investments	$1,859,951	-	-	1,859,951
Total Investments in Securities	$74,578,305	$-	$-	$74,578,305

IronBridge Horizon Fund
	Level 1	Level 2	Level 3	Total
Equity
Common Stocks*	$92,605,448	$-	$-	$92,605,448
Real Estate Investment Trusts	7,205,553	-	-	7,205,553
Total Equity	99,811,001	-	-	99,811,001

Short-Term Investments	2,920,818	-	-	2,920,818
Total Investments in Securities	$102,731,819	$-	$-	$102,731,819

IronBridge Large Cap Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stocks*	$12,237,773	$-	$-	$12,237,773
Real Estate Investment Trusts	392,424	-	-	392,424
Total Equity	12,630,197	-	-	12,630,197

Short-Term Investments	$516,348	-	-	516,348
Total Investments in Securities	$13,146,545	$-	$-	$13,146,545

* See Funds' Schedule of Investments for Industry Classifications.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IronBridge Funds, Inc.

By  /s/ John G. Davis
      John G. Davis, President and Secretary
      (President and Chief Executive Officer)

Date  November 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ John G. Davis
      John G. Davis, President and Secretary
      (President and Chief Executive Officer)

Date  November 28, 2012

By  /s/ Ty M. Baird
       Ty M. Baird, Treasurer and Assistant Secretary
       (Treasurer and Chief Financial Officer)

Date November 28, 2012